STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Impairment of Oil and Natural Gas Properties						$ 3,316,212
General & Administrative Expenses	$ 1,059,721	$ 101,139	$ 1,189,158	$ 390,465	$ 1,220,247	964,309
Net Loss from Operations	(1,059,721)	(101,139)	(1,189,158)	(390,465)	(1,220,247)	(4,280,521)
Other Income/(Expenses):
Interest Expense	(106,152)	(227,489)	(204,309)	(452,566)	(780,513)	(1,324,127)
Interest Income					(27,312)
Loss on Derivative Financial Instrument	179,274		(16,992)		(136,827)
Loss on Debt Extinguishment	(5,099,340)	(217,141)	(5,099,340)	(217,141)	(526,459)	(89,701)
Net Loss Before Income Taxes	(6,085,939)	(545,769)	(6,509,799)	(1,060,172)	(2,636,734)	(5,694,349)
Provision for Income Taxes					0	0
Net Loss	$ (6,085,939)	$ (545,769)	$ (6,509,799)	$ (1,060,172)	$ (2,636,734)	$ (5,694,349)
Loss Per Share - Basic and Diluted (in dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ 0	$ (0.01)
Weighted Average Shares Outstanding - Basic and Diluted (in shares)	919,010,230	770,552,707	875,033,746	733,243,895	768,365,759	684,935,344